EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 39 — EVENTS AFTER THE REPORTING PERIOD

Genius Group Issuance of Shares

Subsequent to December 31, 2025 and prior to the issuance of these financial statements, the Company issued 1,593,875 ordinary shares for the net consideration of US$663,462 under the At the Market (the “ATM”) offering approved by the SEC in August 2024.

Bitcoin Treasury

Subsequent to December 31, 2025 and prior to the issuance of these financial statements, the Company reduced its Bitcoin by liquidating 102.61 Bitcoin for US$6,3 million, at an average price of US$71,035 per Bitcoin. The Company reduced the outstanding loan from US$8.5 million to US$3.3 million.